AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 98.8%
Communication Services - 10.3%
Bollore SA (France)	763,654	$3,092,552
Informa PLC (United Kingdom)*	891,361	6,065,129
Nexon Co., Ltd. (Japan)	137,200	4,163,114
Square Enix Holdings Co., Ltd. (Japan)	40,800	2,346,148
Tencent Holdings, Ltd. (China)	38,100	3,394,836
Vivendi SA (France)	81,726	2,511,318

Total Communication Services		21,573,097
Consumer Discretionary - 18.4%
Cie Financiere Richemont SA (Switzerland)	42,055	3,906,240
Compass Group PLC (United Kingdom)*	205,076	3,663,228
EssilorLuxottica, S.A. (France)	22,816	3,227,501
Freni Brembo SpA (Italy)*	152,300	2,070,341
Gestamp Automocion SA (Spain)[1]	377,207	1,747,503
InterContinental Hotels Group PLC (United Kingdom)*	61,102	3,764,326
JD.com, Inc., ADR (China)*	16,765	1,486,888
KOMEDA Holdings Co., Ltd. (Japan)	117,500	2,121,801
Pandora A/S (Denmark)	21,639	2,082,243
Rakuten, Inc. (Japan)*	219,200	2,157,524
Redbubble, Ltd. (Australia)*	532,779	2,702,271
Rinnai Corp. (Japan)	21,700	2,266,530
Sony Corp. (Japan)	35,400	3,388,228
Trip.com Group, Ltd., ADR (China)*	120,819	3,845,669

Total Consumer Discretionary		38,430,293
Consumer Staples - 13.4%
Ain Holdings, Inc. (Japan)	33,300	2,091,801
Anheuser-Busch InBev SA/NV (Belgium)	62,078	3,896,805
Asahi Group Holdings, Ltd. (Japan)	154,600	6,241,561
cocokara fine, Inc. (Japan)	29,100	1,895,162
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	96,700	3,835,132
Nestle SA (Switzerland)	69,930	7,838,914
Treasury Wine Estates, Ltd. (Australia)	290,624	2,223,488

Total Consumer Staples		28,022,863
Energy - 2.0%
Royal Dutch Shell PLC, Class B (Netherlands)	239,800	4,179,353
Financials - 16.7%
ASR Nederland NV (Netherlands)	66,370	2,572,779
Banco Bilbao Vizcaya Argentaria SA (Spain)	526,119	2,400,533
DBS Group Holdings, Ltd. (Singapore)	176,348	3,325,439
EXOR NV (Netherlands)	58,222	4,315,513
Intesa Sanpaolo SpA (Italy)*	1,099,007	2,395,953
	Shares	Value

Julius Baer Group, Ltd. (Switzerland)	68,355	$4,135,842
Moscow Exchange MICEX-RTS PJSC (Russia)	1,558,083	3,221,343
Nordea Bank Abp (Finland)*	299,486	2,427,249
Prudential PLC (United Kingdom)	270,629	4,329,909
Saga PLC (United Kingdom)*	352,489	1,186,518
Shinsei Bank, Ltd. (Japan)	166,900	2,045,867
Sompo Holdings, Inc. (Japan)	60,300	2,407,919

Total Financials		34,764,864
Health Care - 4.9%
GlaxoSmithKline PLC (United Kingdom)	247,572	4,597,735
Grifols SA, ADR (Spain)[2]	130,390	2,305,295
H.U. Group Holdings, Inc. (Japan)	113,500	3,374,816

Total Health Care		10,277,846
Industrials - 23.3%
Bunzl PLC (United Kingdom)	75,642	2,428,085
CK Hutchison Holdings, Ltd. (Hong Kong)	305,748	2,109,976
Elis SA (France)*	244,296	3,679,419
FANUC Corp. (Japan)	14,000	3,654,970
Fujitec Co., Ltd. (Japan)	82,500	1,799,950
Hoshizaki Corp. (Japan)	45,200	4,011,950
Jardine Strategic Holdings, Ltd. (Hong Kong)	192,028	4,990,808
Knorr-Bremse AG (Germany)	22,546	2,987,241
Park24 Co., Ltd. (Japan)*	227,900	4,328,593
Reliance Worldwide Corp., Ltd. (United States)	1,033,331	3,345,964
S-1 Corp. (South Korea)	38,499	2,775,111
Safran SA (France)*	33,045	4,154,011
Vinci SA (France)	35,177	3,261,899
The Weir Group PLC (United Kingdom)*	96,515	2,493,562
Wizz Air Holdings PLC (Switzerland)*,1,2	42,011	2,506,759

Total Industrials		48,528,298
Information Technology - 7.6%
ASML Holding NV (Netherlands)	9,785	5,223,762
Samsung Electronics Co., Ltd. (South Korea)	44,300	3,238,641
SAP SE (Germany)	33,981	4,311,783
Worldline, S.A. (France)*,1	37,155	3,140,713

Total Information Technology		15,914,899
Materials - 1.1%
OCI NV (Netherlands)*,2	113,914	2,363,424
Utilities - 1.1%
Rubis SCA (France)	48,000	2,172,568

Total Common Stocks (Cost $180,568,815)		206,227,505

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.0%[3]
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $123,507 (collateralized by U.S. Government Agency Obligations, 2.101% - 6.000%, 09/01/25 - 10/20/68, totaling $125,976)	123,506	123,506
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,123,506

	Shares	Value
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	553,915	$553,915
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	553,914	553,914
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	570,700	570,700

Total Other Investment Companies		1,678,529

Total Short-Term Investments (Cost $3,802,035)		3,802,035
Total Investments - 100.6% (Cost $184,370,850)		210,029,540
Other Assets, less Liabilities - (0.6)%		(1,334,722)
Net Assets - 100.0%		$208,694,818

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $7,394,975 or 3.5% of net assets.
[2]	Some of these securities, amounting to $4,041,066 or 1.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$7,978,049	$40,550,249	—	$48,528,298
Consumer Discretionary	5,332,557	33,097,736	—	38,430,293
Financials	—	34,764,864	—	34,764,864
Consumer Staples	—	28,022,863	—	28,022,863
Communication Services	—	21,573,097	—	21,573,097
Information Technology	—	15,914,899	—	15,914,899
Health Care	2,305,295	7,972,551	—	10,277,846
Energy	—	4,179,353	—	4,179,353
Materials	—	2,363,424	—	2,363,424
Utilities	—	2,172,568	—	2,172,568
Short-Term Investments
Joint Repurchase Agreements	—	2,123,506	—	2,123,506
Other Investment Companies	1,678,529	—	—	1,678,529
Total Investments in Securities	$17,294,430	$192,735,110	—	$210,029,540

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	2.4
Belgium	1.9
China	4.2
Denmark	1.0
Finland	1.2
France	12.2
Germany	3.5
Hong Kong	3.5
Italy	2.2
Japan	25.3
Country	% of Long-Term Investments
Netherlands	9.1
Russia	1.6
Singapore	1.6
South Korea	2.9
Spain	3.1
Switzerland	8.9
United Kingdom	13.8
United States	1.6
100.0

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,041,066	$2,123,506	$2,118,958	$4,242,464
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-3.625%	04/15/21-11/15/44
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.